Income Taxes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Accumulated federal losses	$ 59,688
Federal net loss carryforward	1,642
Net loss carryforwards	58,046
Accumulated state losses	$ 51,334